CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.2	₪ 0.2
Ordinary shares, authorized shares	15,000,000	15,000,000
Ordinary shares, issued shares	5,096,760	5,079,313
Ordinary shares, outstanding shares	5,096,760	5,079,313	[1]

[1]	Shares and per shares amounts have been retroactively adjusted to reflect the reverse stock split. See Note 9a.